Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Each Segments' Revenue and Net Income

The following tables present the summary of each segments’ revenue and net income:

	2021	2022	2023

SEGMENT REVENUE	936,803	1,315,552	1,953,068
Payments	217,085	333,343	478,684
Marketplace	153,604	239,609	448,223
Fintech	566,114	745,023	1,026,721
Intergroup	-	(2,423)	(560)

NET INCOME	435,214	588,844	848,770
Payments	126,653	199,489	308,901
Marketplace	99,716	152,248	247,955
Fintech	208,845	237,107	291,914

Summary of Share-based Compensation Expense

The following table presents the summary of share-based compensation expense by segments:

	2021	2022	2023

SHARE-BASED COMPENSATION	(20,057)	(19,984)	(20,859)
Payments	(4,620)	(5,946)	(7,200)
Marketplace	(1,934)	(2,009)	(2,335)
Fintech	(13,503)	(12,029)	(11,324)